LONG-TERM INVESTMENTS - Total unrealized and realized gains and losses of equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Gross unrealized gains			¥ 58,643	¥ 18,687
Gross unrealized losses (including impairment)	¥ (12,312)	$ (1,785)	(5,000)
Net unrealized gains (loss) on equity securities held	(12,312)	(1,785)	53,643	18,687
Net realized gains on equity securities sold	148,333		247,145	5,658
Total net gains recognized	(12,312)	(1,785)	300,788	24,345
Gross unrealized losses (downward adjustments excluding impairment)	0		0	0
Impairment losses	12,312	1,785	5,000	¥ 0
Other Expense [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Gross unrealized losses (including impairment)	¥ (12,312)	$ (1,785)	¥ (5,000)